Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2021	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	—	—	—
Other income
Research material sales	312,841	—	312,841
Grant income	3,549,965	—	3,549,965
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	—	—
Interest income	—	105,327	105,327

Total revenue and other income	3,862,806	105,327	3,968,133

Segment Result	(19,665,904)	(10,236,687)	(29,902,591)

Profit/(loss) before income tax expense	(19,665,904)	(10,236,687)	(29,902,591)
Income tax expense			(33)

Loss after income tax expense			(29,902,624)

Total segment assets	82,030,533	—	82,030,533
Total segment liabilities	8,758,922	—	8,758,922

Operating segment information June 30, 2020	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	7,486,444	—	7,486,444
Other income
Research material sales	279,805	—	279,805
Grant income	5,973,034	—	5,973,034
Net gain on fair value movement of warrants	—	2,214,813	2,214,813
Net gain on foreign exchange	—	346,331	346,331
Interest income	—	199,541	199,541

Total revenue and other income	13,739,283	2,760,685	16,499,968

Segment Result	(15,082,474)	1,614,279	(13,468,195)

Profit/(loss) before income tax expense	(15,082,474)	1,614,279	(13,468,195)
Income tax benefit			(37)

Loss after income tax expense			(13,468,232)

Total segment assets	46,597,252	—	46,597,252
Total segment liabilities	13,297,907	—	13,297,907

*
Licensing revenue relates mainly of GSK milestone payment of GBP 4 million (A$7.49 million) received in fiscal year
2020
related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.

June 30, 2019	Immunotherapy A$	Unallocated A$	Consolidated A$

Revenue
License revenue	139,782	—	139,782
Other income
Research material sales	1,155,065	—	1,155,065
Grant income	4,342,364	—	4,342,364
Net gain on fair value movement of warrants	—	961,176	961,176
Net gain on foreign exchange	—	493,736	493,736
Interest income	—	397,281	397,281

Total revenue and other income	5,637,211	1,852,193	7,489,404

Segment Result	(19,199,302)	855,318	(18,343,984)

Profit/(loss) before income tax expense	(19,199,302)	855,318	(18,343,984)
Income tax benefit			—

Loss after income tax expense			(18,343,984)

Total segment assets	40,541,499	—	40,541,499
Total segment liabilities	16,153,783	—	16,153,783